Debt - Outstanding debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings	$ 50,470	$ 79,856
Fair Value	50,157	78,542
Less: current portion	(45,485)	(72,303)
Debt, net of current portion	4,672	6,239
Historical convertible promissory notes
Borrowings
Borrowings	5,630	35,347
Fair Value	5,645	34,033
2023 & 2024 convertible promissory notes
Borrowings
Borrowings	5,000
Fair Value	4,672
Borrowings
Borrowings
Borrowings	39,840
Borrowings | KEB Hana Bank
Borrowings
Borrowings	6,682	6,980
Fair Value	6,682	6,980
Borrowings | IBK Industrial Bank
Borrowings
Borrowings	6,831	7,135
Fair Value	6,831	7,135
Borrowings | Note payable (one individual investor)
Borrowings
Borrowings	1,000	1,000
Fair Value	1,000	1,000
Borrowings | M-Venture Investment, Inc.
Borrowings
Borrowings	7,425	7,756
Fair Value	7,425	7,756
Borrowings | Anapass, Inc, related party
Borrowings
Borrowings	9,653	10,082
Fair Value	9,653	10,082
Borrowings | i Best Investment Co., Ltd
Borrowings
Borrowings	7,425	10,082
Fair Value	7,425	10,082
Borrowings | Kyeongho Lee
Borrowings
Borrowings	824	1,474
Fair Value	$ 824	$ 1,474